UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele & Company, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    General Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     February 11, 2000



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: 112,719,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------
--- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     6290
86680.000SH       SOLE                                  86680.000
AFLAC                          COM              001055102     4952
104937.000SH      SOLE                                 104937.000
Amer Int'l Group               COM              026874107     4962
45887.000SH       SOLE                                  45887.000
Automatic Data                 COM              053015103     4649
86290.000SH       SOLE                                  86290.000
Bank One                       COM              06423A103     4571
142850.000SH      SOLE                                 142850.000
Cardinal Health                COM              14149Y108     4764
99516.000SH       SOLE                                  99516.000
Cisco Systems                  COM              17275R102     6098
56924.000SH       SOLE                                  56924.000
Citigroup                      COM              172967101     4858
87243.000SH       SOLE                                  87243.000
Dell Computer                  COM              247025109     4220
82741.000SH       SOLE                                  82741.000
Dycom Industries               COM              267475101     4168
94600.000SH       SOLE                                  94600.000
EMC Corp                       COM              268648102     6359
58208.000SH       SOLE                                  58208.000
Exxon Mobil Corp               COM              30231g102      209 2595.000
SH       SOLE                                   2595.000
Fastenal                       COM              311900104     4849
107915.000SH      SOLE                                 107915.000
General Electric               COM              369604103     5499
35535.000SH       SOLE                                  35535.000
Guidant                        COM              401698105      249 5300.000
SH       SOLE                                   5300.000
IBM                            COM              459200101     5087
47153.000SH       SOLE                                  47153.000
Intel                          COM              485140100     4665
56675.000SH       SOLE                                  56675.000
Lexmark Int'l Gp A             COM              529771107     4587
50680.000SH       SOLE                                  50680.000
Lucent Technolgies             COM              549463107     4513
60175.000SH       SOLE                                  60175.000
MCI WorldCom                   COM              55268B106     5612
105766.500SH      SOLE                                 105766.500
Microsoft                      COM              594918104     4865
41674.000SH       SOLE                                  41674.000
Northern Telecom               COM              656569100      242 2400.000
SH       SOLE                                   2400.000
Paychex                        COM              704326107     5418
135441.000SH      SOLE                                 135441.000
Sealed Air Corp                COM              812115103     4882
94225.000SH       SOLE                                  94225.000
Thermo Instr/ASE               COM              883559106      696
62559.000SH       SOLE                                  62559.000
Tyco International             COM              902124106     4637
118895.000SH      SOLE                                 118895.000
WellCare Mgt**                 COM              949470108       28
10000.000SH       SOLE                                  10000.000
Wendy's                        COM              950590109      790
37950.000SH       SOLE                                  37950.000